Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenue
Cost of goods sold
Gross profit
Operating expenses
Payroll and related expenses	197,511					226,996
Consulting	6,502,145	427,003				11,481,561
Professional fees	103,898	47,516				1,581,159
Research and development	176,074	2,000				1,019,306
General and administrative	156,259	52,010				703,599
Loss on deposit						100,000
Loss on intangible property						75,000
Equity-based compensation	7,950,000					7,950,000
Total operating expenses	15,085,887	528,529				23,137,621
Other income and expenses
Interest expense	(7,839)					(467,245)
Finance cost						(622,522)
Gain on settlement of debt		19,475				275,496
Net loss	(15,093,726)	(509,054)	(3,037,594)	(696,357)	(8,858,166)	(23,951,892)
Basic and fully diluted loss per common share	$ (0.3)	$ (0.01)	$ (0.07)
Basic and fully diluted weighted average common shares outstanding	50,511,090	43,029,189	45,327,116
Restated
Revenue
Cost of goods sold
Gross profit
Operating expenses
Director stock compensation				(2,650,000)
Payroll and related expenses			29,485		29,485
Consulting			1,472,444	1,902,392	4,979,416
Professional fees			491,643	447,139	1,477,261
Research and development			486,160	242,717	843,232
General and administrative			395,476	110,063	547,340
Loss on deposit					100,000
Loss on intangible property					75,000
Equity-based compensation
Total operating expenses			2,875,208	52,311	8,051,734
Other income and expenses
Interest expense			(182,032)	(277,545)	(459,577)
Interest income			171		171
Finance cost				(622,522)	(622,522)
Gain on settlement of debt			19,475	256,021	275,496
Net loss			$ (3,037,594)	$ (696,357)	$ (8,858,166)
Basic and fully diluted loss per common share			$ (0.07)	$ (0.01)
Basic and fully diluted weighted average common shares outstanding			45,327,116	47,646,411